Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]
U.S. Federal statutory income tax	35.00%	35.00%	(34.00%)	(34.00%)
State and local income tax benefits	4.20%	3.40%	(4.50%)	(4.60%)
Valuation allowance for deferred income tax assets	(26.60%)	(39.10%)	41.00%	36.00%
Federal income tax credits			(3.00%)	(4.50%)
Amortization of debt discount			9.00%	10.10%
Fair value of Derivatives	(6.80%)	4.70%
Nondeductible guarantee fees	(3.70%)	(2.00%)	(8.70%)	(4.90%)
Other	(2.10%)	(1.50%)	0.20%	1.90%
Effective income tax rate	0.10%	0.50%	0.00%	0.00%
United States Federal tax at statutory rate			$ (2,310,400)	$ (3,269,800)
State taxes (net of Federal benefit)			(309,100)	(437,600)
Change in valuation reserves			2,746,800	3,464,100
Federal income tax credits			(149,800)	(433,600)
Amortization of debt discount			468,200	969,400
Other nondeductible expenses			(454,600)	(471,700)
Other			8,900	179,200
Provision for income taxes			$ 0	$ 0